Payables, Accruals and Provisions	6 Months Ended
Jun. 30, 2023
Trade and other payables [abstract]
Payables, Accruals and Provisions
Note 14: Payables, Accruals and Provisions

	June 30,	December 31,

	2023	2022

Trade payables	161	237

Accruals	617	834

Provisions	94	108

Other current liabilities	61	43

Total payables, accruals and provisions	933	1,222